Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Valuation Allowance [Abstract]
At the beginning of the year	$ 3,626	¥ 21,949	¥ 21,814
Current year movement	(239)	(1,447)	135
At the end of the year	$ 3,387	¥ 20,502	¥ 21,949